Cover	Oct. 27, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	SENSATA TECHNOLOGIES HOLDING PLC
Entity Central Index Key	0001477294
Amendment Flag	false
Entity Incorporation, State or Country Code	X0
Entity File Number	001-34652
Entity Tax Identification Number	98-1386780
Entity Address, Address Line One	529 Pleasant Street
Entity Address, City or Town	Attleboro
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02703
Entity Address, Country	US
City Area Code	+1(508)
Local Phone Number	236 3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares - nominal value €0.01 per share
Trading Symbol	ST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false